Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisition costs
Change in foreign exchange rate	$ (3,759)	$ 351
Exploration and Evaluation Assets
Acquisition costs
Total exploration and evaluation assets, beginning balance	1,447	42,623
Additions		560
Change in foreign exchange rate		(14,874)
Sale of 50% of net assets		(13,431)
Contribution to Joint Venture		(13,431)
Total exploration and evaluation assets, ending balance		1,447
Exploration and Evaluation Assets | Lithium Nevada
Acquisition costs
Total exploration and evaluation assets, beginning balance	1,447	958
Additions	706	489
Write offs	(49)
Total exploration and evaluation assets, ending balance	$ 2,104	1,447
Exploration and Evaluation Assets | Cauchari Olaroz
Acquisition costs
Total exploration and evaluation assets, beginning balance		41,665
Additions		71
Change in foreign exchange rate		(14,874)
Sale of 50% of net assets		(13,431)
Contribution to Joint Venture		$ (13,431)